Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions				1 Months Ended	3 Months Ended
	Apr. 08, 2020 USD ($) Director	Mar. 11, 2020 USD ($) $ / shares shares	Jan. 01, 2020 shares	Feb. 29, 2020 $ / shares shares	Mar. 23, 2020 USD ($)	Dec. 31, 2019 $ / shares	Jun. 06, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	May 31, 2018 USD ($)
Subsequent Event [Line Items]
Outstanding balance to vendor									$ 2.1
Common stock, par value (in dollars per share) | $ / shares						$ 0.01		$ 0.01
Principal								$ 4.5
Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Interest rate							8.00%
Principal							$ 2.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Remaining balance payment to vendor					$ 0.9
Issue of restricted common stock for advisory services | shares				2,717
Subsequent Event [Member] | Proposed Offering [Member]
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares				$ 0.01
Number of trading days required to measure weighted average price of common stock		5 days
Proposed Offering Amount	$ 4.0
Maximum Number Of Directors Investor Can Remove Or Replace | Director	2
Minimum Required Investment Percentage For Investors Option	9.99%
Maximum Number Of Directors | Director	8
Minimum Number Of Directors | Director	6
Minimum Number Of Directors Investor Has Option To Nominate | Director	1
Subsequent Event [Member] | Proposed Offering [Member] | Rosalind [Member] | Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Interest rate		8.00%
Principal		$ 2.0
Subsequent Event [Member] | Proposed Offering [Member] | Executive Officer [Member] | Deferred Bonus [Member]
Subsequent Event [Line Items]
Unregistered shares of common stock | shares		765,000
Subsequent Event [Member] | Proposed Offering [Member] | 2019 Annual Incentive Bonuses [Member] | Executive Officer [Member] | Support and Conversion Agreement [Member]
Subsequent Event [Line Items]
Unregistered shares of common stock | shares		221,000
Series E and E1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares upon Conversion | shares			2,915
Series E Preferred Stock [Member] | Subsequent Event [Member] | Proposed Offering [Member] | Rosalind [Member]
Subsequent Event [Line Items]
Conversion price | $ / shares		$ 1,500